Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions
Stock-based compensation expense				$ 800,000	$ 500,000	$ 670,243	$ 716,537
Research and development costs		$ 3,361,858	$ 1,248,189	6,211,043	3,755,549	$ 5,176,932	7,152,913
Acquisition of non-controlling interest (in shares)						63,050
Proceeds from related party advance						$ 100,000
February 2025 Offering
Related Party Balances and Transactions
Proceeds from related party advance	$ 100,000
Related party
Related Party Balances and Transactions
Key management, directors, and officers of the Company Salaries paid to related directors and officers included in general and administrative						371,541	357,501
Stock-based compensation expense						304,460	250,276
Professional fees and expenses paid to companies controlled by officers included in general and administrative		247,552	98,609	450,484	301,770	442,110	467,534
Research and development costs		$ 7,083	$ 8,828	$ 28,238	$ 26,948	42,212	45,131
Accounts payable due to related parties	$ 9,010					$ 9,010	$ 9,847